Angel Oak Mortgage Trust 2025-3 ABS-15G

Exhibit 99.25

Infinity Loan ID	Loan Number	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
XXX	2025030651		XXX	XXX	XXX	XXX	Not Covered/Exempt	3	1	Credit	Credit	XXX	Resolved	3	R	* Required Documentation Missing or Incomplete (XXX)	Provide updated DSCR & Reserves Calc and XXX UW Approval Insurance amount of $XXX does not match with the XXX premium of $XXX Resolved XXX - The copy of XXX(XXX) resolves the condition.	Resolved XXX- The copy of XXX (XXX) resolves the condition.	Resolved XXX - The copy of XXX (XXX) resolves the condition.			QC Complete	XXX	XXX	XXX	XXX
XXX	2025030651		XXX	XXX	XXX	XXX	Not Covered/Exempt	3	1	Credit	Doc Issue	XXX	Resolved	3	R	* Missing proof of hazard insurance (XXX)	Missing XXX with mortgagee clause. XXX: The copy of XXX resolves the condition.	XXX: The copy of XXX resolves the condition.	XXX: The copy of XXXresolves the condition.			QC Complete	XXX	XXX	XXX	XXX
XXX	2025030663	XXX	XXX	XXX	XXX	Not Covered/Exempt	2	2	Credit	Guidelines	XXX	Waived	2	W	* Loan does not conform to program guidelines (XXX)	Credit Report is dated XXX which is XXX days from note date. A copy of an exception approval letter is available in the loan file.	Reserves: The XXX months of available reserves are more than the guideline requirement of XXX months.

FICO: XXX FICO exceeds the guideline requirement of XXX.

DSCR: XXX DSCR exceeds the guideline requirement of XXX.
																						QC Complete	XXX			XXX
XXX	2025030664	XXX	XXX	XXX	XXX	Not Covered/Exempt	2	2	Credit	Doc Issue	XXX	Waived	2	W	* Credit report incomplete (Lvl W)	Credit Report is dated XXX which is XXX days from note date. A copy of an exception approval letter is available in the loan file.	Reserves: The XXX months of available reserves are more than the guideline requirement of XXX months.

FICO: XXX FICO exceeds the guideline requirement of XXX.

																				Borrower experience: Repeat XXX borrower that owns & operates over XXX rental properties in the subject market.		QC Complete	XXX			XXX
XXX	2025030001		XXX	XXX	XXX	XXX	Not Covered/Exempt	4	4	Credit		XXX	Active	4	4	* DTI > XXX% (XXX)	XXX% DTI is greater than the maximum guideline requirement of XXX%.					QC Complete	XXX			XXX